Inventories (Details 1) - ARS ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventories
Inventories, beginning balance	$ 3,371,055
Increase in Inventories	716,167
Inventories, ending balance	4,087,222	$ 3,371,055
Provision for obsolete inventory, beginning balance	3,371,055,000
Increase in provision for obsolete inventory	716,167,000
Provision for obsolete inventory, ending balance	4,087,222,000
Total provision, beginning balance	1,776,078,000
Increase, total	$ 1,594,977,000
Total provision, ending balance		$ 3,371,055,000